OTHER ASSETS AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER ASSETS AND OTHER LIABILITIES [Abstract]
OTHER ASSETS AND OTHER LIABILITIES
12	OTHER ASSETS AND OTHER LIABILITIES

a)	This item consists of the following:

	2024	2023
	S/(000)	S/(000)
Other assets -
Financial instruments:
Receivables (b)	1,225,171	1,319,569
Margin Call	1,087,831	203,483
Derivatives receivable (c)	904,791	987,663
Receivables from sale of investments (d)	824,988	411,599
Operations in process (e)	131,029	137,952
	4,173,810	3,060,266

Non-financial instruments:
Deferred fees (f)	1,026,896	1,197,457
Investment in associates (g)	763,918	748,663
Investment properties, net (h)	625,105	565,274
Income tax prepayments, net	226,847	348,578
Adjudicated assets, net	166,179	107,562
Improvements in leased premises	149,298	100,919
VAT (IGV) tax credit	70,339	86,661
Others	31,763	9,237
	3,060,345	3,164,351
Total	7,234,155	6,224,617

	2024	2023
	S/(000)	S/(000)
Other liabilities -
Financial instruments:
Accounts payable (i)	2,366,147	2,367,204
Salaries and other personnel expenses	1,335,800	1,082,059
Accounts payable for acquisitions of investments (d)	832,530	448,046
Derivatives payable (c)	819,473	891,999
Operations in process (e)	227,549	258,197
Allowance for indirect loan losses, Note 7(c)	383,918	368,029
Dividends payable	74,183	62,976
	6,039,600	5,478,510
Non-financial instruments:
Taxes	786,659	727,052
Provision for sundry risks (j)	646,739	642,520
Others	147,308	145,609
	1,580,706	1,515,181
Total	7,620,306	6,993,691

b)
As of December 31, 2024 and 2023, the balance is mainly composed of trade accounts receivable,  from the sale of goods and services, accounts receivable from the sale of foreign currency, unsettled transactions, funds restricted by the Central Reserve Bank of Bolivia, tax work, accounts paid by third parties, commissions receivable, premium receivable from payment protection insurance, accounts receivable from customers for stock exchange transactions, advances to personnel, dividends receivable, rents, among others.

c)
The risk in derivative contracts arises from the possibility of the counterparty failing to comply with the terms and conditions agreed and that the reference rates at which the transactions took place change.

The table below shows as of December 31, 2024, and 2023 the fair value of derivative financial instruments, recorded as an asset or a liability, together with their notional amounts and maturities. The nominal amount, recorded gross, is the amount of a derivative’s underlying asset and is the basis upon which fair value of derivatives is measured.

		2024				2023				2024 and 2023
	Note	Assets	Liabilities	Notional amount	Maturity	Assets	Liabilities	Notional amount	Maturity	Related instruments
		S/(000)	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)
Derivatives held for trading (i) -
Interest rate swaps		456,575	352,677	48,119,429	January 2025 / January 2035	341,898	204,775	17,471,629	January 2024 / September 2033	–
Foreign currency forwards		161,495	210,947	33,716,473	January 2025 / April 2027	334,505	205,341	32,206,841	January 2024 / March 2026	–
Currency swaps		219,648	230,848	13,625,101	January 2025 / November 2034	230,818	429,365	12,895,649	January 2024 / August 2033	–
Foreign exchange options		3,018	8,420	743,202	January 2025/ April 2026	1,104	4,002	501,189	January 2024 / March 2025	–
Futures		1,477	120	23,713	March 2025	1,187	1,618	40,428	March 2024	–
		842,213	803,012	96,227,918		909,512	845,101	63,115,736
Derivatives held as hedges
Cash flow hedges -
Cross currency swaps (CCS)	15(a)(i)	18,993	2,359	828,080	January 2025	13,843	25,524	815,980	January 2025	Bonds issued
Cross interest rate swaps (IRS)	4(b)(i)	–	970	564,600	April 2026 / May 2026	786	337	556,350	April 2026 / May 2026	Cash and due from banks
Cross currency swaps (CCS)	14(b)(i)	–	5,242	225,840	May 2025 / June 2025	–	11,253	222,540	May 2025 / June 2025	Debts to bank
Cross currency swaps (CCS)	15(a)(v)	–	5,937	71,940	November 2025	1,552	–	78,969	November 2025	Bonds issued / loans(**)
Cross currency swaps (CCS)	6(b)(i)	1,802	1,852	46,970	January 2025 / April 2025	20,359	9,784	126,624	February 2024 / January 2025	Investments (*)
Foreign currency forwards		5,597	98	125,173	January 2025 / February 2026	–	–	–	–	Investments (*)
Foreign currency forwards		3,159	3	136,603	March 2025 / December 2025	–	–	–	–	Loans
Foreign currency forwards		–	–	–	–	57	–	54,392	June 2024	Debts to bank

Fair value hedges -
Interest rate swaps (IRS)	6(b)(i)	33,027	–	790,440	March 2025 / February 2028	41,554	–	778,890	March 2025 / February 2028	Investments (*)
		62,578	16,461	2,789,646		78,151	46,898	2,633,745
		904,791	819,473	99,017,564		987,663	891,999	65,749,481

(*)	Corresponds to investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2024 and 2023.

(**)
As of December 31, 2024, the Group held cross-currency swap contracts (CCS) for a notional amount of ¥3,000.0 million equivalent to $19.1 million (for ¥3,000.0 million equivalent to $21.3 million, as of December 31, 2023), which were decomposed by risk variables into two cross-currency swaps (CCS) for the purpose of being designated as cash flow hedges and re-expressing the initial exposures in the functional currency, as follows:

-
JPY-PEN for ¥3,000.0 million equivalent to S/71.9 million as of December 31, 2024 (¥3,000.0 million equivalent to S/79.0 million as of December 31, 2023) designated for cash flow hedges of bonds issued in yen.

-
PEN-USD for $20.3 million equivalent to S/76.4 million as of December 31, 2024 (US$20.3 million equivalent to S/75.4 million as of December 31, 2023), designated for cash flow hedging of U.S. dollar placements up to that amount.

(i)
Held-for-trading derivatives are principally negotiated to satisfy customers’ needs. On the other hand, the Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedge accounting requirements. Fair value of derivatives held for trading classified by contractual maturity is as follows:

	2024						2023
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Interest rate swaps	22,151	33,774	141,134	82,228	177,288	456,575	8,870	11,790	94,681	128,141	98,416	341,898
Foreign currency forwards	106,414	53,498	1,583	–	–	161,495	201,816	129,504	3,185	–	–	334,505
Currency swaps	43,713	31,998	72,826	56,141	14,970	219,648	4,955	45,436	69,962	78,513	31,952	230,818
Foreign exchange options	1,175	1,369	474	–	–	3,018	471	592	41	–	–	1,104
Futures	1,477	–	–	–	–	1,477	1,187	–	–	–	–	1,187
Total assets	174,930	120,639	216,017	138,369	192,258	842,213	217,299	187,322	167,869	206,654	130,368	909,512

	2024						2023
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Interest rate swaps	21,591	50,376	88,792	29,965	161,953	352,677	20,615	20,739	48,110	36,596	78,715	204,775
Foreign currency forwards	141,078	67,531	2,338	–	–	210,947	142,293	57,319	5,729	–	–	205,341
Currency swaps	26,293	25,499	79,045	71,857	28,154	230,848	78,941	129,935	86,455	99,804	34,230	429,365
Foreign exchange options	3,175	4,075	1,170	–	–	8,420	1,355	2,525	122	–	–	4,002
Futures	120	–	–	–	–	120	1,618	–	–	–	–	1,618
Total liabilities	192,257	147,481	171,345	101,822	190,107	803,012	244,822	210,518	140,416	136,400	112,945	845,101

(ii)
The Group is exposed to variability in future cash flows on assets and liabilities in foreign currency and/or those that bear interest at variable rates. The Group uses derivative financial instruments as cash flow hedges to cover these risks. A schedule indicating the periods when the current cash flow hedges are expected to occur and affect the consolidated statement of income, net of deferred income tax is presented below:

	2024					2023
	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cash inflows (assets)	1,202,322	568,812	–	–	1,771,134	160,643	1,742,147	-	–	1,902,790
Cash outflows (liabilities)	(1,190,257)	(566,730)	–	–	(1,756,987)	(153,240)	(1,749,748)	-	–	(1,902,988)
Consolidated statement of income	2,764	1,845	–	–	4,609	485	(17,192)	-	–	(16,707)

The accumulated balance of the unrealized result from cash flow hedges, net of the corresponding deferred income tax, results from current hedges which maintain an unrealized loss of approximately S/2.3 million and from revoked hedges which maintain an unrealized gain. realized profit of S/2.4 million (As of December 31, 2023, current coverage maintained an unrealized loss of approximately S/12.0 million and revoked coverage maintained an unrealized gain of S/5.8 million).

d)
As of December 31, 2024 and 2023, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled during the first days of the following month.

e)
Operations in process include deposits received, granted and collected loans, funds transferred and other similar types of transactions, which are made in the final days of the month and not reclassified to their final accounts in the consolidated statement of financial position until the first days of the following month. The regularization of these transactions does not affect the Group’s net income.

f)
As of December 31, 2024 and 2023, it corresponds mainly to the payment of the loyalty program based on miles that the bank credits to its customers for the use of their cards, as well as other financial products for S/363.6 million and S/629.5 million, respectively.

g)
Credicorp’s main associate is Pacífico S.A Entidad Prestadora de Salud (Pacífico EPS), whose balance amounts to S/692.1 million and S/686.6 million as of December 31, 2024 and 2023, respectively, see Note 2.

h)	Investment properties -

The movement of investment properties is as follows:

	2024			2023
	Land	Buildings	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance at January 1	342,617	297,076	639,693	613,319
Additions (i)	29,013	41,386	70,399	25,034
Disposals and others	41	(2,197)	(2,156)	1,340
Balance as of December 31	371,671	336,265	707,936	639,693

Accumulated depreciation
Balance at January 1	–	73,009	73,009	63,351
Depreciation for the period	–	9,098	9,098	8,115
Disposals and others	–	(403)	(403)	1,543
Balance as of December 31	–	81,704	81,704	73,009

Impairment losses (ii)	689	438	1,127	1,410

Net carrying amount	370,982	254,123	625,105	565,274

Land and buildings are mainly used for office rental, which are free of all encumbrances.

(i)
As of December 31, 2024, the Group has made disbursements for the acquisition of land and real estate for S/70.4 million. As of December 31, 2023, the Group has made disbursements for the acquisition of land and real state for S/25.0 million.

(ii)	The Group’s Management has determined that the recoverable value of its investment properties is greater than their net carrying amount.

As of December 31, 2024 and 2023, the market value of the properties amounts to approximately S/1,235.1 million and S/1,235.2 million, respectively; which was determined through a valuation made by an independent appraiser.

i)
As of December 31, 2024 and 2023, the balance corresponds mainly to accounts payable to suppliers, accounts payable to investment clients in the stock market, accounts payable to policyholders, accounts payable to intermediaries, accounts payable for premiums to the deposit insurance fund, dividends payable to minor shareholders, accounts payable for sale of foreign currency, interbank transactions to be settled with the BCRP, among others.

j)	The movement of the provision for sundry risks for the years ended December 31, 2024, 2023 and 2022 was as follows:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Balance at the beginning of the year	642,520	624,149	614,012
Provision, Note 25	315,214	95,873	43,846
(Decrease), net	(310,995)	(77,502)	(33,709)
Balances at the end of the year	646,739	642,520	624,149

Because of the nature of its business, the Group has various pending lawsuits, which provisions are recorded when, in Management’s and its in-house legal advisors opinion, it is likely that these may result in an additional liability and such amount can be reliably estimated. Regarding lawsuits against the Group which have not been recorded as a provision, in Management’s and its in-house legal advisors opinion, they will not result in an additional liability other than those recorded previously and they will not have a material effect on the Group’s consolidated financial statements.